Non-cash transactions - Additional Information (Detail) SFr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 USD ($)
Disclosure In Entirety Of Non Cash Transactions [Line Items]
Share based compensation by share based award value issued towards milestone payment | SFr	SFr 4,200
Acer [member]
Disclosure In Entirety Of Non Cash Transactions [Line Items]
Non cash settlement of license fees		$ 14
Loan granted now set off		$ 4